CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions	Total	Hydro One Shareholder’s Equity	Common Shares	Retained Earnings	Accumulated Other Comprehensive Loss	Non- controlling Interest (Note 27)
Beginning balance at Dec. 31, 2022	$ 11,662	$ 11,596	$ 2,957	$ 8,634	$ 5	$ 66
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,099	1,092		1,092		7
Other comprehensive loss (Note 7)	(14)	(14)			(14)
Distributions to noncontrolling interest (Note 27)	(8)					(8)
Dividends on common shares (Note 24)	(693)	(693)		(693)
Ending balance at Dec. 31, 2023	12,046	11,981	2,957	9,033	(9)	65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,181	1,174		1,174		7
Other comprehensive loss (Note 7)	(9)	(9)			(9)
Distributions to noncontrolling interest (Note 27)	(7)					(7)
Dividends on common shares (Note 24)	(753)	(753)		(753)
Ending balance at Dec. 31, 2024	$ 12,458	$ 12,393	$ 2,957	$ 9,454	$ (18)	$ 65